Pension and Other Post Employment Benefits - Additional Information (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
Actuarial assumption of mortality rates [member]
Disclosure of defined benefit plans [line items]
Change in discount rate assumption	1.00%